Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the Company's financial statements - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	1 Months Ended	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Feb. 23, 2021	Feb. 22, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current liabilities		$ 2,696,467					$ 198,145	$ 2,696,467	$ 3,125,534
Total liabilities		6,721,467					198,145	6,721,467	7,150,534
Accumulated deficit		(6,183,401)					(14,946)	(6,183,401)	(6,729,821)
Total shareholders' deficit	$ 18,173	(6,183,093)	$ (3,940,254)	$ (3,232,778)	$ 17,933	$ 17,933	10,054	(6,183,093)	(6,729,513)	$ 0
Formation and operating costs		2,242,839			240	7,067	14,946	3,166,891	3,713,311
Net loss (As restated)	$ (6,827)	(2,095,308)	$ (697,217)	$ (169,564)	$ (240)	$ (7,067)	$ (14,946)	(2,962,089)	$ (2,995,719)
Basic net loss per nonredeemable ordinary share							$ (0.01)		$ (0.21)
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued offering costs and expenses		1,018,922						1,018,922
Current liabilities		2,118,867						2,118,867
Total liabilities		6,143,867						6,143,867
Accumulated deficit		(5,605,801)						(5,605,801)
Total shareholders' deficit		(5,605,493)						(5,605,493)
Formation and operating costs		1,665,239						2,589,291
Net loss (As restated)		(1,517,708)						(2,384,489)
Accrued offering costs and expense		$ 996,604						$ 996,604
Basic net loss per nonredeemable ordinary share		$ (0.10)						$ (0.17)
Basic net loss per common share, nonredeemable ordinary shares (in Dollars per share)		$ (0.10)						$ (0.17)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued offering costs and expenses		$ 577,600						$ 577,600
Current liabilities		577,600						577,600
Total liabilities		577,600						577,600
Accumulated deficit		(577,600)						(577,600)
Total shareholders' deficit		(577,600)						(577,600)
Formation and operating costs		577,600						577,600
Net loss (As restated)		(577,600)						(577,600)
Accrued offering costs and expense		$ 577,600						$ 577,600
Basic net loss per nonredeemable ordinary share		$ (0.04)						$ (0.04)
Basic net loss per common share, nonredeemable ordinary shares (in Dollars per share)		$ (0.04)						$ (0.04)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued offering costs and expenses		$ 1,596,522						$ 1,596,522
Current liabilities		2,696,467						2,696,467
Total liabilities		6,721,467						6,721,467
Accumulated deficit		(6,183,401)						(6,183,401)
Total shareholders' deficit		(6,183,093)						(6,183,093)
Formation and operating costs		2,242,839						3,166,891
Net loss (As restated)		(2,095,308)						(2,962,089)
Accrued offering costs and expense		$ 1,574,204						$ 1,574,204
Basic net loss per nonredeemable ordinary share		$ (0.14)						$ (0.21)
Basic net loss per common share, nonredeemable ordinary shares (in Dollars per share)		$ (0.14)						$ (0.21)